Liquidity and Management's Plan	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Liquidity And Managements Plan [Abstract]
LIQUIDITY AND MANAGEMENT'S PLAN

Note 2 LIQUIDITY AND MANAGEMENT’S PLAN

The Company’s history of losses requires management to critically assess its ability to continue operating as a going concern. The Company incurred a net loss of $35,906 for the six months ended June 30, 2022 and had an accumulated deficit of $87,882 as of June 30, 2022. Cash used in operating activities for the six months ended June 30, 2022 was $14,187 As of June 30, 2022, the Company had $13,496 of available cash and cash equivalents, excluding amounts required to be held as statutory capital and surplus by FOXO Life Insurance Company.

The Company’s ability to continue as a going concern is dependent on generating revenue, raising additional equity or debt capital, converting debt to equity, reducing losses and improving future cash flows. The Company will continue ongoing capital raise initiatives and has demonstrated previous success in raising capital to support its operations. For instance, in the first and second quarters of 2022, the Company issued convertible debentures for $28,000 in net proceeds and executed a definitive merger agreement that could provide capital of up to $201,000, as discussed below. However, the Company can provide no assurance that the merger transaction will close, that other actions will be successful or that additional sources of financing will be available on favorable terms, if at all. As such, until additional equity or debt capital is secured, there is substantial doubt about the Company’s ability to continue as a going concern for the one-year period following the issuance of these unaudited consolidated financial statements.

Definitive Merger Agreement and Related Transactions

On February 24, 2022 (as amended on April 26, 2022 and July 6, 2022), the Company executed a definitive merger agreement (the “Merger Agreement”) with Delwinds Insurance Acquisition Corp., a Delaware special purpose acquisition company (the “SPAC”). The terms of the Merger Agreement include the SPAC acquiring 100% of the outstanding equity and equity equivalents of the Company in exchange for $300,000 of consideration. The consideration would be paid by the SPAC through the issuance of shares of common stock of the SPAC to holders of the Company’s outstanding equity and equity equivalents. Cash on the balance sheet of the Combined Company at closing would include up to approximately $201,000 held in trust by the SPAC (which is subject to redemption by the public shareholders of the SPAC and of which $90,793 was redeemed in connection with an extension meeting on June 6, 2022, leaving $110,881 held in trust as of June 30, 2022). As part of the consideration, a new management contingent share plan is to be adopted and approved, pursuant to which, at closing, 9,200,000 shares of Combined Company Class A Common Stock will be issued to certain members of the Company, which will be subject to transfer restrictions and forfeiture by the applicable participants should certain milestones not be met within the period of time after the closing established in the management contingent share plan.

In connection with the execution of the Merger Agreement, the SPAC and the Company entered into a Common Stock Purchase Agreement with CF Principal Investments LLC (“Cantor”). Under this agreement, the Combined Company has the right, after the effective date of the Company’s merger with the SPAC, to sell to Cantor up to $40,000 in shares of Class A Common Stock of the Combined Company for a period of 36 months following the date when the Securities and Exchange Commission (the “SEC”) has declared effective a registration statement covering the resale of such shares of Class A Common Stock or until the date on which the facility has been fully utilized, if earlier. Cantor will also be provided a commitment fee of $1,600 worth of common stock on the closing date of the facility, which shall be payable following the effective date of the Company’s merger with the SPAC.

Note 2 LIQUIDITY AND MANAGEMENT’S PLAN

The Company's history of losses requires management to critically assess its ability to continue operating as a going concern. For the three and nine months ended September 30, 2022, the Company incurred a net loss of $11,277 and $47,183, respectively. As of September 30, 2022, the Company had an accumulated deficit of $99,159. Cash used in operating activities for the nine months ended September 30, 2022 was $18,461. As of September 30, 2022, the Company had $5,453 of available cash and cash equivalents, excluding amounts required to be held as statutory capital and surplus by FOXO Life Insurance Company.

The Company’s ability to continue as a going concern is dependent on generating revenue, raising additional equity or debt capital, reducing losses and improving future cash flows. The Company will continue ongoing capital raise initiatives and has demonstrated previous success in raising capital to support its operations. For instance, in the first and second quarters of 2022, the Company issued convertible debentures for $28,000 that has subsequently converted to equity. However, the Company can provide no assurance that these actions will be successful or that additional sources of financing will be available on favorable terms, if at all. As such, until additional equity or debt capital is secured and the Company begins generating sufficient revenue, there is substantial doubt about the Company’s ability to continue as a going concern for the one-year period following the issuance of these unaudited consolidated financial statements.

Note 2 LIQUIDITY AND MANAGEMENT’S PLAN

The Company’s history of losses requires management to critically assess its ability to continue operating as a going concern. For the year ended December 31, 2021, the Company incurred a net loss of $38,488. As of December 31, 2021, the Company’s accumulated deficit was $51,976. Cash used in operating activities for the year ended December 31, 2021 was $15,055. As of December 31, 2021, the Company had $1,856 of available cash and cash equivalents, excluding amounts held as statutory capital and surplus by FOXO Life Insurance Company.

The Company’s ability to continue as a going concern is dependent on generating revenue from the sale of its technology services, raising additional equity or debt capital, converting debt to equity, reducing losses and improving future cash flows. The Company will continue ongoing capital raise initiatives and has demonstrated previous success in raising capital to support its operations. For instance, the Company has entered into a non-binding letter of intent that could raise as much as $301,300, as disclosed below. However, the Company can provide no assurance that these actions will be successful or that additional sources of financing will be available on favorable terms, if at all. As such, until additional equity or debt capital is secured, there is substantial doubt about the Company’s ability to continue as a going concern for the one-year period following the issuance of these consolidated financial statements.

Letter of Intent

On August 6, 2021, the Company entered into a non-binding letter of intent (the “LOI”) with Delwinds Insurance Acquisition Corp., a Delaware special purpose acquisition company (the “SPAC”). Terms of the LOI include the SPAC acquiring 100% of the outstanding equity and equity equivalents of the Company. The transaction consideration would be paid by the SPAC through the issuance of shares of common stock of the SPAC to the holders of the Company’s outstanding equity and equity equivalents. Cash on the balance sheet of the surviving company at closing would include $201,300 of cash currently held in trust by the SPAC (subject to redemption by the public stockholders of the SPAC) and private placement equity proceeds of as much as $100,000. See Note 18 for additional information on the proposed transaction.